Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	May 31, 2025	May 31, 2024
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Deferred costs of equity financing		$ 114,000
Advances to suppliers	45,252
Other	1,397	6,139
Total	$ 46,649	$ 120,139